Report of the directors financial review risk report (Tables)	6 Months Ended
Jun. 30, 2025
Report Of The Directors Financial Review Risk Report [Abstract]
Disclosure of detailed information about financial instruments	Summary of credit risk
The following disclosure presents the gross carrying/nominal amount of financial instruments to which the impairment requirements in IFRS 9 are applied and the associated allowance for ECL.
The following tables analyse loans by industry sector and represent the concentration of exposures on which credit risk is managed.

Summary of financial instruments to which the impairment requirements in IFRS 9 are applied
	At 30 Jun 2025		At 31 Dec 2024
	Gross carrying/ nominal amount	Allowance for ECL[1]	Gross carrying/ nominal amount	Allowance for ECL[1]
	£m	£m	£m	£m
Loans and advances to customers at amortised cost	79,551	(670)	83,524	(858)
Loans and advances to banks at amortised cost	15,806	(3)	14,524	(3)
Other financial assets measured at amortised cost	244,062	(6)	237,475	(6)
– cash and balances at central banks	96,155	—	119,184	—
– reverse repurchase agreements – non-trading	68,408	—	53,612	—
– financial investments	14,953	—	12,226	—
– assets held for sale	3,473	(3)	2,591	(3)
– prepayments, accrued income and other assets[2]	61,073	(3)	49,862	(3)
Total on-balance sheet	339,419	(679)	335,523	(867)
Loans and other credit-related commitments	145,621	(46)	121,764	(49)
Financial guarantees[3]	2,855	(4)	2,876	(9)
Total off-balance sheet[4]	148,476	(50)	124,640	(58)
	487,895	(729)	460,163	(925)

	Fair value	Memorandum allowance for ECL[5]	Fair value	Memorandum allowance for ECL[5]
	£m	£m	£m	£m
Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)	52,547	(26)	46,649	(22)
– of which: assets held for sale	11,574	—	6,776	—
1The total ECL is recognised in the loss allowance for the financial asset unless the total ECL exceeds the gross carrying amount of the financial asset, in which case the ECL is recognised as a provision.
2Includes only those financial instruments that are subject to the impairment requirements of IFRS 9. ‘Prepayments, accrued income and other assets’ as presented within the consolidated balance sheet on page 31 comprises both financial and non-financial assets, including cash collateral and settlement accounts.
3Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.
4Represents the maximum amount at risk should the contracts be fully drawn upon and clients default.
5Debt instruments measured at FVOCI continue to be measured at fair value with the allowance for ECL as a memorandum item. Change in ECL is recognised in
‘Change for expected credit losses and other credit impairment charges’ in the income statement.

Disclosure of credit risk

Summary of credit risk (excluding debt instruments measured at FVOCI) by stage distribution and ECL coverage by industry sector at 30 June 2025
	Gross carrying/nominal amount[1]					Allowance for ECL					ECL coverage %
	Stage 1	Stage 2	Stage 3	POCI[2]	Total	Stage 1	Stage 2	Stage 3	POCI[2]	Total	Stage 1	Stage 2	Stage 3	POCI[2]	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	%	%	%	%	%
Loans and advances to customers at amortised cost	72,761	5,051	1,700	39	79,551	(68)	(103)	(481)	(18)	(670)	0.1	2.0	28.3	46.2	0.8
– personal	13,401	766	295	—	14,462	(13)	(14)	(86)	—	(113)	0.1	1.8	29.2	—	0.8
– corporate and commercial	41,803	3,703	1,301	39	46,846	(44)	(84)	(372)	(18)	(518)	0.1	2.3	28.6	46.2	1.1
– non-bank financial institutions	17,557	582	104	—	18,243	(11)	(5)	(23)	—	(39)	0.1	0.9	22.1	—	0.2
Loans and advances to banks at amortised cost	15,752	53	1	—	15,806	(1)	(1)	(1)	—	(3)	—	1.9	100.0	—	—
Other financial assets measured at amortised cost	243,979	48	35	—	244,062	(3)	—	(3)	—	(6)	—	—	8.6	—	—
Loans and other credit-related commitments	142,777	2,701	140	3	145,621	(17)	(15)	(14)	—	(46)	—	0.6	10.0	—	—
– personal	1,050	27	2	—	1,079	—	—	—	—	—	—	—	—	—	—
– corporate and commercial	60,314	2,361	136	3	62,814	(13)	(14)	(13)	—	(40)	—	0.6	9.6	—	0.1
– financial	81,413	313	2	—	81,728	(4)	(1)	(1)	—	(6)	—	0.3	50.0	—	—
Financial guarantees	2,582	229	44	—	2,855	(1)	(1)	(2)	—	(4)	—	0.4	4.5	—	0.1
– personal	124	1	—	—	125	—	—	—	—	—	—	—	—	—	—
– corporate and commercial	1,102	176	44	—	1,322	(1)	(1)	(2)	—	(4)	0.1	0.6	4.5	—	0.3
– financial	1,356	52	—	—	1,408	—	—	—	—	—	—	—	—	—	—
At 30 Jun 2025	477,851	8,082	1,920	42	487,895	(90)	(120)	(501)	(18)	(729)	—	1.5	26.1	42.9	0.1
1Represents the maximum amount at risk should the contracts be fully drawn upon and clients default.
2Purchased or originated credit impaired (‘POCI‘).

Summary of credit risk (excluding debt instruments measured at FVOCI) by stage distribution and ECL coverage by industry sector at 31 December 2024 (continued)
	Gross carrying/nominal amount[2]					Allowance for ECL					ECL coverage %
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	%	%	%	%	%
Loans and advances to customers at amortised cost	75,844	5,546	2,096	38	83,524	(56)	(107)	(677)	(18)	(858)	0.1	1.9	32.3	47.4	1.0
– personal	18,733	955	259	—	19,947	(14)	(19)	(79)	—	(112)	0.1	2.0	30.5	—	0.6
– corporate and commercial	41,386	4,375	1,628	38	47,427	(35)	(85)	(454)	(18)	(592)	0.1	1.9	27.9	47.4	1.2
– non-bank financial institutions	15,725	216	209	—	16,150	(7)	(3)	(144)	—	(154)	—	1.4	68.9	—	1.0
Loans and advances to banks at amortised cost	14,457	67	—	—	14,524	(2)	(1)	—	—	(3)	—	1.5	—	—	—
Other financial assets measured at amortised cost	237,375	59	41	—	237,475	(4)	—	(2)	—	(6)	—	—	4.9	—	—
Loan and other credit-related commitments	116,787	4,812	162	3	121,764	(14)	(24)	(11)	—	(49)	—	0.5	6.8	—	—
– personal	1,149	4	2	—	1,155	—	—	—	—	—	—	—	—	—	—
– corporate and commercial	58,281	3,775	146	3	62,205	(12)	(22)	(10)	—	(44)	—	0.6	6.8	—	0.1
– financial	57,357	1,033	14	—	58,404	(2)	(2)	(1)	—	(5)	—	0.2	7.1	—	—
Financial guarantees[1]	2,763	69	44	—	2,876	(2)	(1)	(6)	—	(9)	0.1	1.4	13.6	—	0.3
– personal	130	1	—	—	131	—	—	—	—	—	—	—	—	—	—
– corporate and commercial	1,288	43	43	—	1,374	(2)	(1)	(5)	—	(8)	0.2	2.3	11.6	—	0.6
– financial	1,345	25	1	—	1,371	—	—	(1)	—	(1)	—	—	100.0	—	0.1
At 31 Dec 2024	447,226	10,553	2,343	41	460,163	(78)	(133)	(696)	(18)	(925)	—	1.3	29.7	43.9	0.2
1Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.
2Represents the maximum amount at risk should the contracts be fully drawn upon and clients default.

Loans and advances to customers and banks measured at amortised cost
	At 30 Jun 2025		At 31 Dec 2024
	Total gross loans and advances	Allowance for ECL	Total gross loans and advances	Allowance for ECL
	£m	£m	£m	£m
As reported	95,357	(673)	98,048	(861)
Reported in ‘Assets held for sale’	1,575	(3)	887	(3)
Total	96,932	(676)	98,935	(864)

Disclosure of financial assets

Stage 2 days past due analysis at 30 June 2025
	Gross carrying amount			Allowance for ECL			ECL coverage %
		of which:	of which:		of which:	of which:		of which:	of which:
	Stage 2	1 to 29 DPD[1,2]	30 and > DPD[1,2]	Stage 2	1 to 29 DPD[1,2]	30 and > DPD[1,2]	Stage 2	1 to 29 DPD[1,2]	30 and > DPD[1,2]
	£m	£m	£m	£m	£m	£m	%	%	%
Loans and advances to customers at amortised cost	5,051	45	38	(103)	(1)	(1)	2.0	2.2	2.6
– personal	766	43	11	(14)	(1)	(1)	1.8	2.3	9.1
– corporate and commercial	3,703	2	25	(84)	—	—	2.3	—	—
– non-bank financial institutions	582	—	2	(5)	—	—	0.9	—	—
Loans and advances to banks at amortised cost	53	—	—	(1)	—	—	1.9	—	—
Other financial assets measured at amortised cost	48	—	—	—	—	—	—	—	—
1Up-to-date accounts in stage 2 are not shown in amounts presented above.
2The days past due amounts are presented on a contractual basis.

Stage 2 days past due analysis at 31 December 2024 (continued)
	Gross carrying amount			Allowance for ECL			ECL coverage %
		of which:	of which:		of which:	of which:		of which:	of which:
	Stage 2	1 to 29 DPD[1,2]	30 and > DPD[1,2]	Stage 2	1 to 29 DPD[1,2]	30 and > DPD[1,2]	Stage 2	1 to 29 DPD[1,2]	30 and > DPD[1,2]
	£m	£m	£m	£m	£m	£m	%	%	%
Loans and advances to customers at amortised cost	5,546	81	48	(107)	(3)	(1)	1.9	3.7	2.1
– personal	955	74	19	(19)	(3)	(1)	2.0	4.1	5.3
– corporate and commercial	4,375	6	28	(85)	—	—	1.9	—	—
– non-bank financial institutions	216	1	1	(3)	—	—	1.4	—	—
Loans and advances to banks at amortised cost	67	—	—	(1)	—	—	1.5	—	—
Other financial assets measured at amortised cost	59	—	—	—	—	—	—	—	—
1Up-to-date accounts in stage 2 are not shown in amounts presented above.
2The days past due amounts presented above are on a contractual basis.

Disclosure of macroeconomic variables and probabilities	The following table describes key macroeconomic variables in the consensus Central scenario.

Consensus Central scenario 3Q25-2Q30 (as at 2Q25)
	UK	France
GDP (annual average growth rate, %)
2025	0.9	0.5
2026	1.2	1.0
2027	1.5	1.3
2028	1.5	1.3
2029	1.5	1.2
5-year average[1]	1.4	1.1
Unemployment rate (%)
2025	4.6	7.6
2026	4.7	7.7
2027	4.5	7.5
2028	4.3	7.4
2029	4.1	7.2
5-year average[1]	4.4	7.5
House prices (annual average growth rate, %)
2025	3.5	2.1
2026	1.2	4.3
2027	2.4	4.9
2028	3.3	4.1
2029	2.7	3.3
5-year average[1]	2.4	3.9
Inflation (annual average growth rate, %)
2025	3.0	1.3
2026	2.3	1.6
2027	2.0	1.9
2028	2.1	2.3
2029	2.0	2.2
5-year average[1]	2.2	1.9
Central bank policy rate (annual average, %)
2025	4.2	2.1
2026	3.7	1.6
2027	3.7	1.9
2028	3.8	2.2
2029	3.9	2.4
5-year average[1]	3.8	2.1
1The five-year average is calculated over the 20 quarter projection.

Consensus Central scenario 2025–2029 (as at 4Q24)
	UK	France
GDP (annual average growth rate, %)
2025	1.2	0.9
2026	1.3	0.9
2027	1.8	1.4
2028	1.6	1.5
2029	1.6	1.4
5-year average[1]	1.5	1.2
Unemployment rate (%)
2025	4.9	7.5
2026	4.7	7.3
2027	4.5	7.2
2028	4.3	7.0
2029	4.3	7.0
5-year average[1]	4.5	7.2
House prices (annual average growth rate, %)
2025	1.4	2.1
2026	3.8	4.4
2027	4.6	4.4
2028	3.5	3.8
2029	2.7	3.1
5-year average[1]	3.2	3.6
Inflation (annual average growth rate, %)
2025	2.4	1.2
2026	2.1	1.6
2027	2.1	2.0
2028	2.0	2.3
2029	2.0	2.2
5-year average[1]	2.1	1.9
Central bank policy rate (annual average, %)
2025	4.2	2.1
2026	3.9	1.8
2027	3.8	2.0
2028	3.7	2.0
2029	3.7	2.1
5-year average[1]	3.9	2.0
1The five-year average is calculated over the 20 quarter projection.

Consensus Upside scenario (3Q25-2Q30)
	UK		France
GDP level (%, start-to-peak)[1]	11.0	(2Q30)	8.4	(2Q30)
Unemployment rate (%, min)[2]	3.0	(1Q27)	6.6	(2Q27)
House price index (%, start-to- peak)[1]	18.2	(2Q30)	23.3	(2Q30)
Inflation rate (YoY % change, max)[3]	3.3	(4Q25)	2.3	(4Q27)
Central bank policy rate (%, max)[3]	4.3	(3Q25)	2.5	(2Q30)

Consensus Upside scenario 2025–2029 (as at 4Q24)
	UK		France
GDP level (%, start-to-peak)[1]	11.3	(4Q29)	8.9	(4Q29)
Unemployment rate (%, min)[2]	3.5	(3Q26)	6.4	(4Q26)
House price index (%, start-to- peak)[1]	24.2	(4Q29)	22.8	(4Q29)
Inflation rate (YoY % change, min)[3]	1.4	(1Q26)	0.1	(4Q25)
Central bank policy rate (%, min)[3]	3.6	(4Q25)	1.4	(3Q25)
1Cumulative change to the highest level of the series during the 20-quarter projection.
2Lowest projected unemployment in the scenario.
3Highest/lowest projected policy rate and year-on-year percentage change in inflation in the scenario.

Consensus Downside scenario (3Q25-2Q30)
	UK		France
GDP level (%, start-to-trough)[1]	(0.9)	(3Q27)	(0.6)	(1Q26)
Unemployment rate (%, max)[2]	6.2	(3Q26)	8.8	(1Q26)
House price index (%, start-to- trough)[1]	(6.4)	(4Q26)	0.2	(3Q25)
Inflation rate (YoY % change)[3]	1.3	(2Q26)	0.6	(2Q26)
Central bank policy rate (%)[3]	2.4	(1Q28)	0.4	(1Q26)

Consensus Downside scenario 2025–2029 (as at 4Q24)
	UK		France
GDP level (%, start-to-trough)[1]	(1.0)	(4Q26)	(0.6)	(1Q26)
Unemployment rate (%, max)[2]	6.1	(4Q25)	8.3	(3Q25)
House price index (%, start-to- trough)[1]	(4.5)	(1Q26)	(0.3)	(1Q25)
Inflation rate (YoY % change, max)[3]	3.4	(4Q25)	2.6	(3Q25)
Central bank policy rate (%, max)[3]	5.0	(1Q25)	3.2	(1Q25)
1Cumulative change to the lowest level of the series during the 20-quarter projection.
2The highest projected unemployment in the scenario.
3Due to the calibration of inflation and interest rates in 2Q25, the table shows lowest year-on-year percentage change in inflation and projected policy rates as at 2Q25, and the highest rates as at 4Q24.

Downside 2 scenario (3Q25-2Q30)
	UK		France
GDP level (%, start-to-trough)[1]	(5.5)	(4Q26)	(6.3)	(4Q26)
Unemployment rate (%, max)[2]	8.7	(4Q26)	10.8	(2Q27)
House price index (%, start-to- trough)[1]	(26.8)	(2Q27)	(6.8)	(4Q26)
Inflation rate (YoY % change)[3]	(1.9)	(2Q26)	(0.4)	(3Q26)
Central bank policy rate (%)[3]	1.6	(3Q26)	(0.1)	(2Q26)

Downside 2 scenario 2025–2029 (as at 4Q24)
	UK		France
GDP level (%, start-to-trough)[1]	(9.1)	(2Q26)	(7.9)	(2Q26)
Unemployment rate (%, max)[2]	8.4	(2Q26)	10.4	(1Q27)
House price index (%, start-to- trough)[1]	(27.2)	(4Q26)	(14.0)	(2Q27)
Inflation rate (YoY % change, max)[3]	10.1	(2Q25)	7.6	(2Q25)
Central bank policy rate (%, max)[3]	5.5	(1Q25)	4.2	(1Q25)
1Cumulative change to the lowest level of the series during the 20-quarter projection.
2The highest projected unemployment in the scenario.
3Due to the calibration of inflation and interest rates in 2Q25, the table shows lowest year-on-year percentage change in inflation and projected policy rates as at 2Q25, and the highest rates as at 4Q24.
The following table describes the probabilities assigned in each scenario.

Scenario weightings, %
	Standard weights	UK	France
2Q25
Upside	10	10	10
Central	75	65	65
Downside	10	20	20
Downside 2	5	5	5

4Q24
Upside	10	10	10
Central	75	75	75
Downside	10	10	10
Downside 2	5	5	5

IFRS 9 ECL sensitivity to future economic conditions
	Reported Gross carrying amount	Reported allowance for ECL	Consensus Central scenario allowance for ECL	Consensus Upside scenario allowance for ECL	Consensus Downside scenario allowance for ECL	Consensus Downside 2 scenario allowance for ECL
At 30 Jun 2025	£m	£m	£m	£m	£m	£m
Corporate and commercial and NBFIs[1,2,3]	339,565	173	158	135	222	355
– of which: UK	132,667	34	31	26	62	101
– of which: France	141,818	93	87	76	106	141
Mortgages[4]	4,403	56	56	55	56	62
– of which: UK	1,969	2	2	2	2	4
Credit cards and other retail[4]	68	1	1	1	1	1

At 31 Dec 2024
Corporate and commercial and NBFIs[1,2,3]	347,588	165	155	130	192	552
– of which: UK	139,207	39	35	25	50	284
– of which: France	145,484	64	63	55	76	99
Mortgages[4]	4,479	67	66	66	67	74
– of which: UK	1,979	2	2	2	2	4
Credit cards and other retail[4]	68	1	1	1	1	1
1Allowance for ECL sensitivity includes off-balance sheet financial instruments. These are subject to significant measurement uncertainty.
2Includes low credit-risk financial instruments such as debt instruments at FVOCI, which have high carrying amounts but low ECL under all the above scenarios.
3Excludes defaulted obligors.
4Allowance for ECL sensitivities exclude portfolios utilising less complex modelling approaches.
Compared with 31 December 2024, the Downside 2 ECL impact decreased, mostly in the UK due to new PD models. These models include a recent calibration of credit risk experience under a higher interest rate environment, and result in a reduction of sensitivity to severe stress under similar conditions.

Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments

Management judgemental adjustments to ECL at 30 Jun 2025[1]
	Retail	Wholesale[2]	Total
	£m	£m	£m
Modelled ECL (A)[3]	110	111	221
Corporate lending adjustments	—	21	21
Other credit judgements	11	39	50
Total management judgemental adjustments (B)[4]	11	60	71
Other adjustments (C)[5]	6	—	6
Final ECL (A+B+C)[6]	127	171	298

Management judgemental adjustments to ECL at 31 Dec 2024[1]
	Retail	Wholesale[2]	Total
	£m	£m	£m
Modelled ECL (A)[3]	125	154	279
Corporate lending adjustments	—	25	25
Other credit judgements	9	(13)	(4)
Total management judgemental adjustments (B)[4]	9	12	21
Other adjustments (C)[5]	(15)	—	(15)
Final ECL (A+B+C)[6]	119	166	285
1Management judgemental adjustments presented in the table reflect increases or (decreases) in allowance for ECL, respectively.
2The wholesale portfolio corresponds to adjustments to the performing portfolio (stage 1 and stage 2).
3(A) refers to probability-weighted allowance for ECL before any adjustments are applied.
4(B) refers to adjustments that are applied where management believes allowance for ECL does not sufficiently reflect the credit risk/expected credit loses of any given portfolio at the reporting date. These can relate to risks or uncertainties that are not reflected in the model and/or to any late-
breaking events.
5(C) refers to adjustments to allowance for ECL made to address process limitations and data/model deficiencies and can also include, where appropriate, the impact of new models where governance has sufficiently progressed to allow an accurate estimate of ECL allowance to be incorporated into the total reported ECL.
6As presented within our internal credit risk governance (see page 31 of the
Annual Report and Accounts 2024).

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees[1]
(Reviewed)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 Jan 2025	177,176	(74)	10,494	(133)	2,302	(694)	41	(18)	190,013	(919)
Transfers of financial instruments:	834	(23)	(987)	25	156	(2)	—	—	3	—
– transfers from stage 1 to stage 2	(4,377)	4	4,377	(4)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	5,318	(27)	(5,318)	27	—	—	—	—	—	—
– transfers to stage 3	(111)	—	(149)	9	262	(9)	—	—	2	—
– transfers from stage 3	4	—	103	(7)	(106)	7	—	—	1	—
Net remeasurement of ECL arising from transfer of stage	—	21	—	(15)	—	—	—	—	—	6
Net new and further lending/ repayments	(449)	(6)	(1,551)	20	(341)	13	1	—	(2,340)	27
Changes to risk parameters – credit quality	—	(11)	—	(47)	—	(64)	—	(1)	—	(123)
Changes to model used for ECL calculation	—	6	—	29	—	—	—	—	—	35
Assets written off	—	—	—	—	(259)	259	—	—	(259)	259
Foreign exchange	3,456	1	231	(1)	46	(9)	—	—	3,733	(9)
Others[2,3,4]	(4,006)	(1)	(153)	2	(19)	(1)	—	1	(4,178)	1
At 30 Jun 2025	177,011	(87)	8,034	(120)	1,885	(498)	42	(18)	186,972	(723)
ECL income statement change for the period		10		(13)		(51)		(1)		(55)
Recoveries										1
Others										(22)
Total ECL income statement change for the period										(76)

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees[1]
	At 30 Jun 2025		Half-year ended 30 Jun 2025
	Gross carrying/ nominal amount	Allowance for ECL	ECL charge
	£m	£m	£m
As above	186,972	(723)	(76)
Other financial assets measured at amortised cost	244,062	(6)	—
Non-trading reverse purchase agreement commitments	56,861	—	—
Performance and other guarantee not considered for IFRS 9	—	—	2
Summary of financial instruments to which the impairment requirements in IFRS 9 are applied/ Summary consolidated income statement	487,895	(729)	(74)
Debt instruments measured at FVOCI	52,547	(26)	(1)
Total allowance for ECL/total income statement ECL change for the period	N/A	(755)	(75)
1Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.
2Includes the period on period movement in exposures relating to other HSBC Group companies. At 30 June 2025, this amount increased by £2.1bn and was classified as stage 1 with no ECL.
3Total includes £0.7bn of gross carrying loans and advances to customers and banks, which were classified to assets held for sale, reflecting business disposals as disclosed in Note 11: ‘Assets held for sale and liabilities of disposal groups held for sale’ on page 48.
4This includes £5.6bn of gross carrying loans and advances to customers and corresponding allowance for ECL of £6m in relation to France retail portfolio of home and certain other loans, which were classified to assets held for sale in 1H25, reflecting business disposals as disclosed in Note 11: ‘Assets held for sale and liabilities of disposal groups held for sale’ on page 48.

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees[1] (continued)
(Reviewed)
	Non-credit impaired				Credit Impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 Jan 2024	162,228	(91)	15,445	(147)	2,556	(903)	35	(6)	180,264	(1,147)
Transfers of financial instruments:	2,460	(42)	(3,223)	47	763	(5)	—	—	—	—
– transfers from stage 1 to stage 2	(7,440)	8	7,440	(8)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	10,182	(48)	(10,182)	48	—	—	—	—	—	—
– transfers to stage 3	(390)	1	(649)	13	1,039	(14)	—	—	—	—
– transfers from stage 3	108	(3)	168	(6)	(276)	9	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	29	—	(22)	—	—	—	—	—	7
Net new and further lending/repayments	10,816	7	(1,409)	3	(635)	322	6	(7)	8,778	325
Changes to risk parameters – credit quality	—	23	—	(31)	—	(504)	—	(5)	—	(517)
Changes to model used for ECL calculation	—	(1)	—	17	—	—	—	—	—	16
Assets written off	—	—	—	—	(257)	255	—	—	(257)	255
Foreign exchange	(4,916)	2	(345)	2	(83)	24	—	—	(5,344)	28
Others[2]	6,588	(1)	26	(2)	(42)	117	—	—	6,572	114
At 31 Dec 2024	177,176	(74)	10,494	(133)	2,302	(694)	41	(18)	190,013	(919)
ECL income statement change for the period		58		(33)		(182)		(12)		(169)
Recoveries										2
Others										13
Total ECL income statement change for the period										(154)

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees[1] (continued)
	At 31 Dec 2024		12 months ended 31 Dec 2024
	Gross carrying/ nominal amount	Allowance for ECL	ECL charge
	£m	£m	£m
As above	190,013	(919)	(154)
Other financial assets measured at amortised cost	237,475	(6)	(6)
Non-trading reverse purchase agreement commitments	32,675	—	—
Performance and other guarantees not considered for IFRS 9			(2)
Summary of financial instruments to which the impairment requirements in IFRS 9 are applied/ Summary consolidated income statement	460,163	(925)	(162)
Debt instruments measured at FVOCI	46,649	(22)	(1)
Total allowance for ECL/total income statement ECL change for the period	N/A	(947)	(163)
1Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.
2Includes the period on period movement in exposures relating to other HSBC Group companies. At 31 December 2024, these amounted to £0.77bn and were classified as stage 1 with no ECL.

Own funds disclosure

Own funds disclosure
		At
		30 Jun 2025	31 Dec 2024
Ref*		£m	£m
6	Common equity tier 1 capital before regulatory adjustments	23,442	23,064
28	Total regulatory adjustments to common equity tier 1	(1,602)	(1,168)
29	Common equity tier 1 capital	21,840	21,896
36	Additional tier 1 capital before regulatory adjustments	4,119	3,932
44	Additional tier 1 capital	4,119	3,932
45	Tier 1 capital	25,959	25,828
51	Tier 2 capital before regulatory adjustments	15,014	15,835
57	Total regulatory adjustments to tier 2 capital	(361)	(357)
58	Tier 2 capital	14,653	15,478
59	Total capital	40,612	41,306
	Capital ratios	%	%
61	Common equity tier 1 (as a percentage of total risk exposure amount)	19.38	19.51
62	Tier 1 (as a percentage of total risk exposure amount)	23.03	23.01
63	Total capital (as a percentage of total risk exposure amount)	36.03	36.80
*These are references to lines prescribed in the Pillar 3 ‘Own funds disclosure’ template.

Disclosure of value at risk	The trading VaR for the half-year to 30 June 2025 is shown in the table below.

Trading VaR, 99% 1 day
	Foreign exchange (‘FX’) and commodity	Interest rate (‘IR’)	Equity (‘EQ’)	Credit spread (‘CS’)	Portfolio diversification[1]	Total[2]
	£m	£m	£m	£m	£m	£m
Half-year to 30 Jun 2025	7.5	7.4	10.5	9.0	(15.0)	19.4
Average	9.3	11.2	11.1	6.6	(14.7)	23.5
Maximum	20.1	19.2	15.3	11.0		32.3
Minimum	3.8	6.0	8.6	3.8		16.3

Half-year to 30 Jun 2024	10.0	15.0	10.7	7.0	(16.5)	26.2
Average	8.1	21.4	9.5	7.4	(18.4)	27.9
Maximum	14.8	27.8	11.5	9.3		37.2
Minimum	4.2	12.6	8.1	4.5		18.7

Half-year to 31 Dec 2024	6.9	11.2	12.6	4.6	(13.5)	21.8
Average	8.5	13.7	11.3	5.7	(14.7)	24.5
Maximum	14.8	23.9	13.4	7.7		36.1
Minimum	4.5	7.8	9.1	4.1		18.5
1Portfolio diversification is the market risk dispersion effect of holding a portfolio containing different risk types. It represents the reduction in unsystematic market risk that occurs when combining a number of different risk types, for example, interest rate, equity and foreign exchange, together in one portfolio. It is measured as the difference between the sum of the VaR by individual risk type and the combined total VaR. A negative number represents the benefit of portfolio diversification. As the maximum occurs on different days for different risk types, it is not meaningful to calculate a portfolio diversification benefit for this measure.
2The Total VaR is non-additive across risk types due to diversification effect and it includes “Risks Not in VaR” (“RNIV”) add-ons.
The non-trading VaR for the half-year to 30 June 2025 is shown in the table below.

Non-trading VaR, 99% 10 day
	Interest rate ('IR')	Credit spread ('CS')	Portfolio diversification[1]	Total[2]
	£m	£m	£m	£m
Half-year to 30 Jun 2025	88.1	41.9	(6.0)	123.9
Average	89.1	42.9	(3.7)	128.3
Maximum	115.9	45.7		147.2
Minimum	75.0	41.4		113.2

Half-year to 30 Jun 2024	128.4	36.9	(40.1)	125.3
Average	143.6	36.3	(37.6)	142.4
Maximum	202.3	42.0		216.3
Minimum	66.2	29.6		70.0

Half-year to 31 Dec 2024	101.0	41.1	(8.4)	133.7
Average	85.2	39.7	(25.7)	99.1
Maximum	131.9	57.7		133.7
Minimum	41.5	29.1		54.8
1Portfolio diversification is the market risk dispersion effect of holding a portfolio containing different risk types. It represents the reduction in unsystematic market risk that occurs when combining a number of different risk types, for example, interest rate, equity and foreign exchange, together in one portfolio. It is measured as the difference between the sum of the VaR by individual risk type and the combined total VaR. A negative number represents the benefit of portfolio diversification. As the maximum occurs on different days for different risk types, it is not meaningful to calculate a portfolio diversification benefit for this measure.
2The total VaR is non-additive across risk types due to diversification effect.

Additional information about insurance contracts	The following table shows the composition of assets and liabilities by contract type.

Balance sheet of insurance manufacturing subsidiaries by type of contract
	Life direct participating and investment DPF contracts[1]	Life other[2]	Other contracts[3]	Shareholder assets and liabilities	Total
	£m	£m	£m	£m	£m
Financial assets	4,010	45	1,021	429	5,505
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	3,506	30	1,014	363	4,913
– derivatives	8	—	—	—	8
– financial investments – at amortised cost	—	—	—	2	2
– financial assets at fair value through other comprehensive income	—	—	—	—	—
– other financial assets[4]	496	15	7	64	582
Insurance contract assets	—	45	—	—	45
Reinsurance contract assets	—	132	—	—	132
Other assets and investment properties[5]	19,149	1	4	1,257	20,411
Total assets at 30 Jun 2025	23,159	223	1,025	1,686	26,093
Liabilities under investment contracts designated at fair value	—	—	1,074	—	1,074
Insurance contract liabilities	3,452	255	—	—	3,707
Reinsurance contract liabilities	—	29	—	—	29
Deferred tax	—	—	—	8	8
Other liabilities[5]	18,165	31	—	1,891	20,087
Total liabilities	21,617	315	1,074	1,899	24,905
Total equity	—	—	—	1,188	1,188
Total liabilities and equity at 30 Jun 2025	21,617	315	1,074	3,087	26,093

Financial assets	3,749	48	1,026	421	5,244
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	3,223	32	1,018	365	4,638
– derivatives	5	—	—	—	5
– financial investments – at amortised cost	—	—	—	1	1
– financial assets at fair value through other comprehensive income	—	—	—	—	—
– other financial assets[4]	521	16	8	55	600
Insurance contract assets	—	38	—	—	38
Reinsurance contract assets	—	132	—	—	132
Other assets and investment properties[5]	18,229	1	—	1,176	19,406
Total assets at 31 Dec 2024	21,978	219	1,026	1,597	24,820
Liabilities under investment contracts designated at fair value	—	—	1,078	—	1,078
Insurance contract liabilities	3,165	259	—	—	3,424
Reinsurance contract liabilities	—	38	—	—	38
Deferred tax	—	—	—	9	9
Other liabilities	17,355	32	—	1,761	19,148
Total liabilities	20,520	329	1,078	1,770	23,697
Total equity	—	—	—	1,123	1,123
Total liabilities and equity at 31 Dec 2024	20,520	329	1,078	2,893	24,820
1‘Life direct participating and investment DPF’ contracts are substantially measured under the variable fee approach measurement model.
2‘Life other’ mainly includes protection type contracts as well as reinsurance contracts. The reinsurance contracts primarily provide diversification benefits over the life participating and investment discretionary participation feature ('DPF') contracts.
3‘Other contracts’ includes investment contracts for which HSBC does not bear significant insurance risk.
4‘Other financial assets’ comprise mainly loans and advances to banks, cash and inter-company balances with other non-insurance legal entities.
5‘Other assets and investment properties’ includes £20,338m (31 December 2024: £19,309m) and ‘Other liabilities’ includes £19,606m (31 December 2024:
£18,668m) in respect of the classification of the French life insurance business to held for sale. Further details are provided on page 48.